                        SEMIANNUAL REPORT / JUNE 30 2001

                         AIM EUROPEAN SMALL COMPANY FUND


                                 [COVER IMAGE]


                                [AIM FUNDS LOGO]

                            --Registered Trademark--

                                 [COVER IMAGE]

                     -------------------------------------

                HALLESCHES TOR, BERLIN BY ERNST LUDWIG KIRCHNER

     RAILROADS, OFTEN THE PRECURSOR TO EXPANSION, CREATE NEW OPPORTUNITIES

          FOR COMMERCIAL PIONEERS. THE MERGER OF 15 EUROPEAN ECONOMIES

      INTO THE EUROPEAN UNION HAS CREATED NEW ROUTES TO ECONOMIC STABILITY

     FOR THE REGION AND A WEALTH OF OPPORTUNITY FOR MANY SMALL BUSINESSES.

            IN AIM EUROPEAN SMALL COMPANY FUND, WE INVEST IN SMALL,

                      RAPIDLY GROWING COMPANIES IN EUROPE.

                     -------------------------------------

AIM European Small Company Fund is for shareholders seeking long-term growth of capital. The fund invests primarily in marketable equity securities of European small companies.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM European Small Company Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.
o   Had fees and expenses not been waived, total returns would have been lower.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class A, Class B and Class C shares will differ due to different sales-charge structure and class expenses.
o Because the fund has been in existence for less than a year (since 8/31/00), total return shown is cumulative total return that has not been annualized.
o The fund's cumulative total returns as of the close of the reporting period (including sales charges) are as follows. Class A shares, inception (8/31/00), -31.22%. Class B shares, inception (8/31/00), -31.16%. Class C shares, inception (8/31/00), -28.28%.
o Past performance cannot guarantee comparable future results. DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.
o The fund participates in the initial public offering (IPO) market, and a significant portion of the fund's returns is attributable to its investment in IPOs, which had a magnified impact when the fund's asset base was relatively small. There is no guarantee that, with a larger asset base, the fund will continue to experience substantially similar performance by investing in IPOs.
o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.
o Investing in a single-region mutual fund may involve greater risk and potential reward than investing in a more diversified fund.
o Investing in small and mid-sized companies may involve risks not associated with more established companies. Also, small companies may have business risk, significant stock-price fluctuations and illiquidity.
o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR
      GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF
                                  YOUR MONEY.

   This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.

                        AIM EUROPEAN SMALL COMPANY FUND

                        AIM EUROPEAN SMALL COMPANY FUND


                  Dear Fellow Shareholder:

                   Equity markets continued to be difficult and quite volatile
[PHOTO OF          during the six months ended June 30, 2001, the period covered
ROBERT H.          by this report. Major indexes, both foreign and domestic,
GRAHAM]            posted negative returns, with the technology sector and
                   large-cap growth stocks hardest hit. By contrast, most segments of the bond market turned in positive returns. The bond market was the best place to be invested the first half of 2001--a powerful argument for portfolio diversification.
                       As a result, depending on the fund you own, many of you
                   have suffered significant losses. Please be assured we are also disturbed about recent results of many funds. Fund managers are making every effort to reverse the trend.
                   However, the challenging market conditions are lasting longer than expected.
                      During the long bull market for equities, which ran from
                  1982 till late last year, many pundits began to act as if stocks were risk-free investments, inevitably rising. That was never true. Downturns like the recent one are normal. Since its inception in 1926, the S&P 500, which is widely used as a measure of general U.S. stock market performance, has seen a 20% decline--the accepted definition of a bear market--about every four and one-half to five years.
    No one has devised a reliable technique for timing these market movements. But portfolio diversification has proven to be an effective way to manage the resulting risks over time.

WORK WITH YOUR ADVISOR
Your financial advisor can help you build a diversified portfolio by selecting a variety of funds. One basic way to diversify is by owning funds invested in the three main types of securities: stocks, bonds and money market instruments. Within an asset class, it is worth diversifying further, investing in both growth and value stocks, both domestic and foreign, and so on. A fixed-income portfolio can include various quality sectors, from super-safe U.S. Treasuries to riskier high yield bonds.
    Since the right asset mix for you depends on your financial situation, your age and your goals, visit with your financial advisor regularly to review your investments to make sure they still make sense.

YOUR FUND MANAGERS' COMMENT
Your fund's portfolio managers discuss your fund in the following pages: what market conditions were like, how your fund performed and how they have managed your fund. We hope you find their comments informative.
    Though the last six months have tested the patience of most investors, we remain confident that, in time, markets will recover, though we cannot predict when.
    We wish to thank you for your patience in remaining invested with us. Since virtually every employee and officer of AIM is invested in our funds through our retirement programs or through indirect investments, we all share in our funds' performance along with our shareholders. We appreciate how unpleasant the recent past has been, and I'm sure you share our hope that markets will be less trying the rest of this year. We want to assure you that all of us at AIM are working diligently to improve the performance of our funds.
    If you have any questions or comments, please contact us anytime through our Web site, www.aimfunds.com. Our Client Services Department at 800-959-4246 operates during normal business hours. Information about your account is always available at our Web site and on our automated AIM Investor Line, 800-246-5463.

Sincerely,

/s/ Robert H. Graham
Robert H. Graham
Chairman

                        AIM EUROPEAN SMALL COMPANY FUND


                     --------------------------------------

                          MOST SMALL EUROPEAN COMPANIES

                        CARRY LESS EARNINGS RISK FROM A

                          U.S. ECONOMIC SLOWDOWN THAN

                      THEIR LARGER EUROPEAN COUNTERPARTS.

                     --------------------------------------

GLOBAL MARKET SLOWDOWN SPLASHES ONTO EUROPEAN SHORES

HOW DID AIM EUROPEAN SMALL COMPANY FUND PERFORM DURING THE REPORTING PERIOD? During the reporting period, European markets were hard hit by profit warnings in the technology area, the refusal of the European Central Bank (the ECB) to lower interest rates until May and an economy not growing as quickly as many had predicted. Given this environment, for the six-month period ended June 30, 2001, the fund returned -21.05% for Class A shares, -21.35% for Class B shares and -21.27% for Class C shares based on net asset value (without a sales charge).

DESCRIBE THE EUROPEAN MARKET ENVIRONMENT DURING THE REPORTING PERIOD.
The U.S. economic slowdown and stock market decline was felt around the world. Major European markets certainly felt the pain of their U.S. counterparts as many European markets posted losses (in dollar terms) during the reporting period. Although the year began favorably, with European markets cheering the Federal Reserve's (the Fed) decision to cut interest rates, the enthusiasm wasn't long lived.
    High-profile profit warnings, particularly from telecommunications, media and technology companies, hurt the euro region and led to thousands of job cuts in the high-tech industry. European TMT stock woes were brought on by several factors, including:

o A spending spree on universal mobile-telecommunications systems or 3G licenses. Huge outlays on these have left many balance sheets groaning with debt. Some now question whether 3G technology--which should ultimately provide data along with voice stream services over the airwaves--will pay off as quickly as license holders had hoped.
o Tech shares have among the highest correlations with one another of any sector. Therefore, when one company in the tech arena has a profit warning, its competitors may react in kind.

    Although there was a global tech rally of sorts in April, in terms of trends, value stocks continued to outperform growth stocks during the reporting period. And as they did last year, European small-cap stocks continued to outperform large-cap issues.

WHAT'S THE RATIONALE FOR INVESTING IN SMALL EUROPEAN COMPANIES?
European small-cap companies are more domestically oriented. Therefore, most small European companies carry less earnings risk from a U.S. economic slowdown than their larger European counterparts. European small-cap stocks also offer investors diversification benefits as they generally are less correlated with the U.S. market than the average European large-cap stock. In addition, European small-caps offer faster earnings growth and lower valuations than European large-caps.

HOW HAVE INTEREST RATE CUTS IN THE U.S. AFFECTED EUROPEAN INTEREST RATES?
Thus far in 2001, the Fed has continued its easing policy by cutting U.S. interest rates. Most countries around the world followed suit. The European Central Bank (ECB), however, was late to the rate-reduction party. After standing alone as the only major central bank not to adopt an easing monetary policy this year, in May the ECB finally trimmed interest rates a quarter of a percentage point to 4.5%.
    The ECB's rationale for abstaining from a rate cut for so long was that inflation in the euro area remained well above the 2% inflationary target ceiling set by the bank. ECB critics, however, believe that the bank was too obsessed with inflation even as Europe's economy slowed.

HOW HAS THE GLOBAL ECONOMIC SLOWDOWN AFFECTED EUROPEAN ECONOMIES?
Europe began the year an international investor favorite as the economic outlook for the world's two largest economies--the United States and Japan--seemed tenuous. Indeed, the 12 euro-zone countries, with their large domestic market, seemed insulated from a U.S. recession. And Europe's economy has grown faster than that of the U.S. thus far this year. It has not, however, shown the growth that many predicted.
    Industrial production data from the two largest countries--France and Germany--indicate a slowdown in economic growth. Germany in particular has been hard hit by declining manufacturing orders and falling industrial production. One reason is that Germany has a more open economy than many euro-zone nations, subjecting it more to the slowdown of trade with non-euro countries, particularly the U.S.

HOW DID THE EURO FARE DURING THE REPORTING PERIOD?
The euro--the single currency for 12 European countries--started showing signs of strength late last year. Many believed that a U.S. slowdown, coupled

          See important fund and index disclosures inside front cover.

                        AIM EUROPEAN SMALL COMPANY FUND


                                   [ARTWORK]

PORTFOLIO COMPOSITION
As of 6/30/01, based on total net assets

====================================================================================================================================
TOP 10 EQUITY HOLDINGS                             TOP 10 INDUSTRIES                                 TOP 10 COUNTRIES
------------------------------------------------------------------------------------------------------------------------------------
 1. Medidep S.A. (France)                 2.6%      1. Health Care Equipment                 7.0%     1. France               27.1%

 2. Anglo Irish Bank Corp. PLC (Ireland)  2.6       2. Diversified Commercial Services       6.4      2. United Kingdom       22.0

 3. Vacon Oyj (Finland)                   2.3       3. Apparel Retail                        5.2      3. Sweden               13.7

 4. iSoft Group PLC (United Kingdom)      2.1       4. Electronic Equipment & Instruments    4.6      4. Germany               6.5

 5. Omega Pharma S.A. (Belgium)           1.9       5. Diversified Financial Services        4.5      5. Ireland               6.0

 6. D. Carnegie & Co. A.B. (Sweden)       1.9       6. Apparel & Accessories                 3.9      6. Netherlands           5.2

 7. Getinge Industrier A.B.               1.9       7. Packaged Foods                        3.7      7. Finland               3.5
    Class B (Sweden)

 8. IFG Group PLC (Ireland)               1.8       8. Industrial Machinery                  3.7      8. Spain                 2.8

 9. John David Sports PLC                 1.7       9. Agricultural Products                 3.4      9. Norway                2.6
    (United Kingdom)

10. Geest PLC (United Kingdom)            1.7      10. Aerospace & Defense                   3.2     10. Belgium               2.4

The fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold any particular security.

====================================================================================================================================

with continued economic growth in Europe, would strengthen the beleaguered currency. And the euro did strengthen against the dollar through the end of last year and the start of 2001. But the euro steadily erased all gains made in late 2000 and continued to lose ground against the dollar this year. Of course, the euro's weakness and the dollar's strength proved a boon for European exporters.

HOW DID SECTOR/COUNTRY SELECTION INFLUENCE THE FUND?
We continued to de-emphasize the information technology sector. At the beginning of the year, it was one of our largest sector holdings; however, we have now significantly decreased our exposure to that sector because of the associated earnings risk. At the end of the reporting period, our top sectors included: consumer discretionary, industrials, health care and financials. Our largest country exposure remains in France, the United Kingdom and Sweden.

ANY FINAL THOUGHTS?
We continue to believe that European small-cap companies offer an attractive risk/reward scenario and we are still finding many exciting stocks there. At the close of the reporting period, Europe's economy was still poised for growth. Although that growth had slowed some from last year's projections, Europe is still expected to grow faster than the United States this year. An American slowdown certainly affects Europe, but in some respects less than other parts of the world. Euro-zone economies should also be cushioned this year by sweeping tax reforms and the fact that European household saving rates have remained rather high.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

          See important fund and index disclosures inside front cover.

                        AIM EUROPEAN SMALL COMPANY FUND


AIM PRIVACY POLICY

We are always aware that when you invest in an AIM fund, you entrust us with more than your money. You also share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
    AIM collects nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you to our affiliates or to service providers or other third parties except on the limited basis permitted by law. For example, we use this information to administer your accounts with us through such activities as sending you transaction confirmations, annual reports, prospectuses and tax forms.
    Even within AIM, only people involved with servicing your accounts have access to your information.
    To ensure the highest level of confidentiality and security, AIM maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our Web site--www.aimfunds.com. More detail is available to you at that site.

                                  [LOCK IMAGE]

A I M Capital Management, Inc. o A I M Distributors, Inc. o The AIM Family of
        Funds--Registered Trademark-- o AMVESCAP National Trust Company

SCHEDULE OF INVESTMENTS
June 30, 2001
(Unaudited)

                                                           MARKET
                                               SHARES       VALUE
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-96.51%

AUSTRIA-1.22%

Gericom A.G. (Computer Hardware)                 1,800   $    52,255
--------------------------------------------------------------------
Palfinger A.G. (Industrial Machinery)            2,900        89,743
====================================================================
                                                             141,998
====================================================================

BELGIUM-2.43%

EVS Broadcast Equipment S.A. (Electrical
  Components & Equipment)                        2,300        58,484
--------------------------------------------------------------------
Omega Pharma S.A. (Health Care Supplies)         5,800       223,682
====================================================================
                                                             282,166
====================================================================

FINLAND-3.52%

Oyj Hartwall Abp (Brewers)(a)                    8,700       139,887
--------------------------------------------------------------------
Vacon Oyj (Electrical Components & Equipment)   31,300       267,952
====================================================================
                                                             407,839
====================================================================

FRANCE-27.12%

Altedia (Employment Services)                    4,750       144,537
--------------------------------------------------------------------
April Group (Insurance Brokers)                 10,300       183,336
--------------------------------------------------------------------
Arkopharma (Packaged Foods)                        940       113,456
--------------------------------------------------------------------
Beneteau (Leisure Products)                      1,200       111,883
--------------------------------------------------------------------
Bonduelle SCA (Packaged Foods)                   5,450       194,940
--------------------------------------------------------------------
Brime Technologies (Diversified Commercial
  Services)(a)                                   3,900       157,183
--------------------------------------------------------------------
Camaieu (Apparel Retail)                         8,200       166,738
--------------------------------------------------------------------
Christian Dalloz (Industrial Machinery)(a)       1,700       154,899
--------------------------------------------------------------------
Deveaux S.A. (Home Furnishings)                  2,400       167,418
--------------------------------------------------------------------
Marionnaud Parfumeries (Specialty Stores)(a)     1,700       150,432
--------------------------------------------------------------------
Marionnaud Parfumeries-Rts., expires 06/30/02
  (Specialty Stores)(b)                          1,700         1,383
--------------------------------------------------------------------
MEDIDEP S.A. (Health Care Distributors &
  Services)(a)                                   3,000       305,136
--------------------------------------------------------------------
Penauille Polyservices (Diversified
  Commercial Services)                           1,000        56,789
--------------------------------------------------------------------
Pinguely-Haulotte (Construction & Farm
  Machinery)                                     7,500       122,372
--------------------------------------------------------------------
Riber S.A. (Electronic Equipment &
  Instruments)(a)                                3,650        20,109
--------------------------------------------------------------------
Royal Canin S.A. (Packaged Foods)                1,300       121,097
--------------------------------------------------------------------
Seche Environnement (Environmental Services)     1,650       130,764
--------------------------------------------------------------------
Silicon-On-Insulator Technologies (SOITEC)
  (Electronic Equipment & Instruments)(a)       10,770       176,548
--------------------------------------------------------------------
Solving International S.A. (Diversified
  Commercial Services)(a)                        1,900       112,731
--------------------------------------------------------------------
TRIGANO (Automobile Manufacturers)               3,990       135,277
--------------------------------------------------------------------
UBI Soft Entertainment S.A. (Application
  Software)(a)                                   1,900        64,595
--------------------------------------------------------------------
Vallourec S.A. (Industrial Machinery)(a)         3,300       183,209
--------------------------------------------------------------------

                                                           MARKET
                                               SHARES       VALUE
FRANCE-(CONTINUED)

Zodiac S.A. (Aerospace & Defense)                  700   $   170,164
====================================================================
                                                           3,144,996
====================================================================

GERMANY-6.48%

ELMOS Semiconductor A.G. (Electronic
  Equipment & Instruments)(a)                    6,100       111,163
--------------------------------------------------------------------
FJA A.G. (Electronic Equipment & Instruments)    2,000       116,799
--------------------------------------------------------------------
Gfk A.G. (Diversified Commercial Services)       2,260        54,594
--------------------------------------------------------------------
Hugo Boss A.G.-Pfd (Apparel & Accessories)         675       188,803
--------------------------------------------------------------------
Suess MicroTec A.G. (Semiconductor
  Equipment)(a)                                  4,300       125,741
--------------------------------------------------------------------
Wedeco A.G. Water Technology (Water
  Utilities)(a)                                  4,600       153,814
====================================================================
                                                             750,914
====================================================================

GREECE-1.25%

Folli-Follie (Apparel & Accessories)             7,700       144,497
====================================================================

IRELAND-5.97%

Anglo Irish Bank Corp. PLC (Banks)(a)           77,800       296,085
--------------------------------------------------------------------
Grafton Group PLC (Trading Companies &
  Distributors)                                 65,900       189,355
--------------------------------------------------------------------
IFG Group PLC (Diversified Financial
  Services)                                     79,800       206,297
====================================================================
                                                             691,737
====================================================================

ITALY-1.03%

Tod's S.p.A. (Apparel & Accessories)(a)          3,000       119,766
====================================================================

NETHERLANDS-5.18%

Fugro N.V. (Oil & Gas Equipment & Services)      3,200       178,471
--------------------------------------------------------------------
Heijmans N.V. (Construction & Engineering)       7,104       139,695
--------------------------------------------------------------------
Nutreco Holding N.V. (Agricultural Products)     4,518       193,771
--------------------------------------------------------------------
Van der Moolen Holding N.V. (Diversified
  Financial Services)                            3,370        88,263
====================================================================
                                                             600,200
====================================================================

NORWAY-2.58%

Tandberg A.S.A. (Electronic Equipment &
  Instruments)(a)                                8,800       111,791
--------------------------------------------------------------------
TGS Nopec Geophysical Co. A.S.A (Oil & Gas
  Equipment & Services)(a)                      12,600       187,755
====================================================================
                                                             299,546
====================================================================

SPAIN-2.82%

Grupo Auxiliar Metalurgico, S.A. (Gamesa)
  (Aerospace & Defense)(a)                       5,500       117,011
--------------------------------------------------------------------
NH Hoteles, S.A. (Hotels)                       12,700       150,380
--------------------------------------------------------------------
Prosegur, CIA de Seguridad S.A. (Diversified
  Commercial Services)(a)                        4,600        59,459
====================================================================
                                                             326,850
====================================================================

                                                           MARKET
                                               SHARES       VALUE

SWEDEN-13.74%

Biacore International A.B. (Health Care
  Equipment)(a)                                  4,100   $   152,746
--------------------------------------------------------------------
Clas Ohlson A.B.-Class B (Internet Retail)       3,850       144,495
--------------------------------------------------------------------
D. Carnegie & Co. A.B. (Diversified Financial
  Services)(a)                                  19,300       221,033
--------------------------------------------------------------------
Elekta A.B.-Class B (Health Care
  Equipment)(a)                                 15,000       103,486
--------------------------------------------------------------------
Getinge Industrier A.B.-Class B (Health Care
  Equipment)                                    12,400       215,583
--------------------------------------------------------------------
Micronic Laser Systems A.B. (Semiconductor
  Equipment)(a)                                  4,990        95,476
--------------------------------------------------------------------
Nobel Biocare A.B. (Health Care Supplies)        3,700       124,910
--------------------------------------------------------------------
Perbio Science A.B. (Pharmaceuticals)(a)        13,300       165,776
--------------------------------------------------------------------
Q-Med A.B. (Health Care Equipment)(a)           12,400       195,621
--------------------------------------------------------------------
Swedish Match A.B. (Tobacco)                    37,200       174,519
====================================================================
                                                           1,593,645
====================================================================

SWITZERLAND-1.20%

Tecan A.G. (Health Care Equipment)               1,680       139,307
====================================================================

UNITED KINGDOM-21.97%

Amey PLC (Diversified Commercial Services)      23,800       116,809
--------------------------------------------------------------------
Arcadia Group PLC (Apparel Retail)(a)           41,500       167,151
--------------------------------------------------------------------
Chemring Group PLC (Aerospace & Defense)        18,300        86,336
--------------------------------------------------------------------
Electronics Boutique PLC (Computer &
  Electronics Retail)                          109,700       164,919
--------------------------------------------------------------------
Enterprise Inns PLC (Restaurants)               13,400       106,622
--------------------------------------------------------------------
Fitness First PLC (Diversified Commercial
  Services)(a)                                  21,900       180,424
--------------------------------------------------------------------

                                                           MARKET
                                               SHARES       VALUE
UNITED KINGDOM-(CONTINUED)

Geest PLC (Agricultural Products)               20,500   $   197,039
--------------------------------------------------------------------
iSoft Group PLC (Application Software)          69,200       241,687
--------------------------------------------------------------------
JJB Sports PLC (Apparel Retail)(a)               5,600        64,235
--------------------------------------------------------------------
John David Sports PLC (Apparel Retail)          42,310       201,994
--------------------------------------------------------------------
Luminar PLC (Restaurants)                        5,400        66,922
--------------------------------------------------------------------
MFI Furniture Group PLC (Home Furnishings)      98,800       162,446
--------------------------------------------------------------------
Pace Micro Technology PLC (Consumer
  Electronics)                                  12,270        66,009
--------------------------------------------------------------------
RPS Group PLC (Environmental Services)          48,733       115,300
--------------------------------------------------------------------
SFI Group PLC (Restaurants)                     56,500       188,578
--------------------------------------------------------------------
Torex PLC (Consumer Finance)                    14,700       132,493
--------------------------------------------------------------------
Victrex PLC (Diversified Chemicals)             12,900        71,170
--------------------------------------------------------------------
Wellington Underwriting PLC (Property &
  Casualty Insurance)                           40,800        90,785
--------------------------------------------------------------------
WSP Group PLC (Construction & Engineering)      19,900       126,954
====================================================================
                                                           2,547,873
====================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $11,493,609)                        11,191,334
====================================================================

MONEY MARKET FUNDS-1.25%

STIC Liquid Assets Portfolio(c)                 72,425        72,425
--------------------------------------------------------------------
STIC Prime Portfolio(c)                         72,425        72,425
====================================================================
    Total Money Market Funds (Cost $144,850)                 144,850
====================================================================
TOTAL INVESTMENTS--97.76% (Cost $11,638,459)              11,336,184
====================================================================
OTHER ASSETS LESS LIABILITIES--2.24%                         259,203
====================================================================
NET ASSETS-100.00%                                       $11,595,387
____________________________________________________________________
====================================================================

Investment Abbreviations:

Pfd.  - Preferred
Rts.  - Rights

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b)  Acquired as part of a unit with or in exchange for other securities.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001
(Unaudited)

ASSETS:

Investments, at market value (cost
  $11,638,459)                                   $11,336,184
------------------------------------------------------------
Foreign currencies, at value (cost $171,461)         170,604
------------------------------------------------------------
Receivables for:
  Investments sold                                    82,196
------------------------------------------------------------
  Fund shares sold                                     1,861
------------------------------------------------------------
  Dividends                                           13,000
------------------------------------------------------------
Due from Advisor                                      30,015
------------------------------------------------------------
Investment for deferred compensation plan              4,638
------------------------------------------------------------
Other assets                                          43,143
============================================================
    Total assets                                  11,681,641
============================================================

LIABILITIES:

Payables for:
  Investments purchased                               19,182
------------------------------------------------------------
  Fund shares reacquired                                 906
------------------------------------------------------------
  Deferred compensation plan                           4,638
------------------------------------------------------------
Accrued distribution fees                             10,430
------------------------------------------------------------
Accrued transfer agent fees                            5,128
------------------------------------------------------------
Accrued operating expenses                            45,970
============================================================
    Total liabilities                                 86,254
============================================================
Net assets applicable to shares outstanding      $11,595,387
____________________________________________________________
============================================================

NET ASSETS:

Class A                                          $ 8,119,369
____________________________________________________________
============================================================
Class B                                          $ 2,459,089
____________________________________________________________
============================================================
Class C                                          $ 1,016,929
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                            1,120,900
____________________________________________________________
============================================================
Class B                                              340,641
____________________________________________________________
============================================================
Class C                                              140,927
____________________________________________________________
============================================================
Class A:
  Net asset value per share                      $      7.24
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $7.24 4 94.50%)          $      7.66
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                        $      7.22
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                        $      7.22
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the six months ended June 30, 2001
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $11,753)                                       $    83,129
------------------------------------------------------------
Dividends from affiliated money market funds          19,337
------------------------------------------------------------
Interest                                                  65
============================================================
    Total investment income                          102,531
============================================================

EXPENSES:

Advisory fees                                         58,793
------------------------------------------------------------
Administrative services fees                          24,795
------------------------------------------------------------
Custodian fees                                        57,217
------------------------------------------------------------
Distribution fees -- Class A                          15,053
------------------------------------------------------------
Distribution fees -- Class B                          13,293
------------------------------------------------------------
Distribution fees -- Class C                           5,490
------------------------------------------------------------
Interest                                                 894
------------------------------------------------------------
Transfer agent fees -- Class A                        13,683
------------------------------------------------------------
Transfer agent fees -- Class B                         5,035
------------------------------------------------------------
Transfer agent fees -- Class C                         2,079
------------------------------------------------------------
Registration and filing fees                          72,149
------------------------------------------------------------
Professional fees                                     25,804
------------------------------------------------------------
Trustees' fees                                         4,754
------------------------------------------------------------
Other                                                 15,090
============================================================
    Total expenses                                   314,129
============================================================
Less: Fees waived and expenses reimbursed           (176,158)
------------------------------------------------------------
    Expenses paid indirectly                            (102)
============================================================
    Net expenses                                     137,869
============================================================
Net investment income (loss)                         (35,338)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES:

Net realized gain (loss) from:
  Investment securities                           (2,371,769)
------------------------------------------------------------
  Foreign currencies                                     251
============================================================
                                                  (2,371,518)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                             (541,058)
------------------------------------------------------------
  Foreign currencies                                  (2,150)
============================================================
                                                    (543,208)
============================================================
Net gain (loss) from investment securities
  and foreign currencies:                         (2,914,726)
============================================================
Net increase (decrease) in net assets
  resulting from operations                      $(2,950,064)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2001 and the period August 31, 2000 (date operations commenced) through December 31, 2000
(Unaudited)

                                                               JUNE 30,      DECEMBER 31,
                                                                 2001            2000
                                                              -----------    ------------
OPERATIONS:

  Net investment income (loss)                                $   (35,338)   $   (43,238)
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                         (2,371,518)      (588,978)
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                 (543,208)       238,944
=========================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (2,950,064)      (393,272)
=========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                              --        (38,008)
-----------------------------------------------------------------------------------------
  Class B                                                              --         (9,040)
-----------------------------------------------------------------------------------------
  Class C                                                              --         (3,158)
-----------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       1,568,924      8,921,798
-----------------------------------------------------------------------------------------
  Class B                                                         258,174      2,932,808
-----------------------------------------------------------------------------------------
  Class C                                                         189,041      1,118,184
=========================================================================================
    Net increase (decrease) in net assets                        (933,925)    12,529,312
=========================================================================================

NET ASSETS:

  Beginning of period                                          12,529,312             --
=========================================================================================
  End of period                                               $11,595,387    $12,529,312
_________________________________________________________________________________________
=========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $14,978,336    $12,962,197
-----------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (74,378)       (39,040)
-----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                          (3,004,307)      (632,789)
-----------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and foreign currencies                            (304,264)       238,944
=========================================================================================
                                                              $11,595,387    $12,529,312
_________________________________________________________________________________________
=========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2001
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM European Small Company Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
     The Fund has a capital loss carryforward of $220,935 as of December 31, 2000 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, through the year 2008.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the Fund's average daily net assets. For the six months ended June 30, 2001, AIM waived fees of $58,793 and reimbursed expenses of $117,365.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2001, AIM was paid $24,795 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2001, AFS was paid $11,914 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended June 30, 2001, the Class A, Class B and Class C shares paid AIM Distributors $15,053, $13,293 and $5,490, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $3,397 from sales of the Class A shares of the Fund during the six months ended June 30, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 2001, AIM Distributors received $16,708 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the six months ended June 30, 2001, the Fund paid legal fees of $1,732 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the six months ended June 30, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $102 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $102.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2001 was $12,634,815 and $9,902,815, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $ 551,124
--------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (853,399)
========================================================
Net unrealized appreciation (depreciation)
  of investment securities                     $(302,275)
________________________________________________________
========================================================
Investments have the same cost for tax and financial
statement purposes.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2001 and the period August 31, 2000 (date operations commenced) through December 31, 2000:

                                                   JUNE 30, 2001            DECEMBER 31, 2000
                                               ----------------------    ------------------------
                                                SHARES       AMOUNT       SHARES        AMOUNT
                                               --------    ----------    ---------    -----------
Sold:
  Class A                                       691,061    $5,671,861    1,020,627    $ 9,668,343
-------------------------------------------------------------------------------------------------
  Class B                                        57,890       489,143      314,840      2,969,953
-------------------------------------------------------------------------------------------------
  Class C                                       164,626     1,317,287      119,558      1,140,988
=================================================================================================
Issued as reinvestment of dividends:
  Class A                                            --            --        4,177         37,222
-------------------------------------------------------------------------------------------------
  Class B                                            --            --        1,014          9,037
-------------------------------------------------------------------------------------------------
  Class C                                            --            --          353          3,141
=================================================================================================
Reacquired:
  Class A                                      (508,462)   (4,102,937)     (86,503)      (783,767)
-------------------------------------------------------------------------------------------------
  Class B                                       (27,974)     (230,969)      (5,129)       (46,182)
-------------------------------------------------------------------------------------------------
  Class C                                      (140,688)   (1,128,246)      (2,922)       (25,945)
=================================================================================================
                                                236,453    $2,016,139    1,366,015    $12,972,790
_________________________________________________________________________________________________
=================================================================================================


NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                            CLASS A
                                                              ------------------------------------
                                                                                  AUGUST 31, 2000
                                                                                  (DATE OPERATIONS
                                                              SIX MONTHS ENDED     COMMENCED) TO
                                                                  JUNE 30,          DECEMBER 31,
                                                                    2001              2000(a)
                                                              ----------------    ----------------
Net asset value, beginning of period                              $  9.17              $10.00
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss                                               (0.01)              (0.04)
--------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (1.92)              (0.74)
==================================================================================================
    Total from investment operations                                (1.93)              (0.78)
==================================================================================================
Less distributions from net investment income                          --               (0.05)
==================================================================================================
Net asset value, end of period                                    $  7.24              $ 9.17
__________________________________________________________________________________________________
==================================================================================================
Total return(b)                                                    (21.05)%             (7.84)%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $ 8,119              $8,606
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                   2.02%(c)            2.07%(d)
--------------------------------------------------------------------------------------------------
  Without fee waivers                                                4.87%(c)            6.28%(d)
==================================================================================================
Ratio of net investment loss to average net assets                  (0.36)%(c)          (1.28)%(d)
__________________________________________________________________________________________________
==================================================================================================
Portfolio turnover rate                                                86%                 25%
__________________________________________________________________________________________________
==================================================================================================

(a)  Calculated using average shares outstanding
(b) Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $8,672,790.
(d)  Annualized.

                                                                            CLASS B
                                                              ------------------------------------
                                                                                  AUGUST 31, 2000
                                                                                  (DATE OPERATIONS
                                                              SIX MONTHS ENDED     COMMENCED) TO
                                                                  JUNE 30,          DECEMBER 31,
                                                                    2001              2000(a)
                                                              ----------------    ----------------
Net asset value, beginning of period                              $  9.17              $10.00
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.04)              (0.06)
--------------------------------------------------------------------------------------------------
  Net losses on securities (both realized and unrealized)           (1.91)              (0.74)
==================================================================================================
    Total from investment operations                                (1.95)              (0.80)
==================================================================================================
Less distributions from net investment income                          --               (0.03)
==================================================================================================
Net asset value, end of period                                    $  7.22              $ 9.17
__________________________________________________________________________________________________
==================================================================================================
Total return(b)                                                    (21.27)%             (7.99)%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $ 2,459              $2,851
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                   2.73%(c)            2.77%(d)
--------------------------------------------------------------------------------------------------
  Without fee waivers                                                5.58%(c)            6.98%(d)
==================================================================================================
Ratio of net investment loss to average net assets                  (1.07)%(c)          (1.98)%(d)
__________________________________________________________________________________________________
==================================================================================================
Portfolio turnover rate                                                86%                 25%
__________________________________________________________________________________________________
==================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $2,680,627.
(d)  Annualized.

                                                                            CLASS C
                                                              ------------------------------------
                                                                                  AUGUST 31, 2000
                                                                                  (DATE OPERATIONS
                                                              SIX MONTHS ENDED     COMMENCED) TO
                                                                  JUNE 30,          DECEMBER 31,
                                                                    2001              2000(a)
                                                              ----------------    ----------------
Net asset value, beginning of period                              $  9.17              $10.00
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.04)              (0.06)
--------------------------------------------------------------------------------------------------
  Net losses on securities (both realized and unrealized)           (1.91)              (0.74)
==================================================================================================
    Total from investment operations                                (1.95)              (0.80)
==================================================================================================
Less distributions from net investment income                          --               (0.03)
==================================================================================================
Net asset value, end of period                                    $  7.22              $ 9.17
__________________________________________________________________________________________________
==================================================================================================
Total return(b)                                                    (21.27)%             (7.99)%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $ 1,017              $1,073
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                   2.73%(c)            2.77%(d)
--------------------------------------------------------------------------------------------------
  Without fee waivers                                                5.58%(c)            6.98%(d)
==================================================================================================
Ratio of net investment loss to average net assets                  (1.07)%(c)          (1.98)%(d)
__________________________________________________________________________________________________
==================================================================================================
Portfolio turnover rate                                                86%                 25%
__________________________________________________________________________________________________
==================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $1,107,218.
(d)  Annualized.

BOARD OF TRUSTEES                                        OFFICERS                             OFFICE OF THE FUND

Robert H. Graham                                         Robert H. Graham                     11 Greenway Plaza
Chairman, President and Chief Executive Officer          Chairman and President               Suite 100
A I M Management Group Inc.                                                                   Houston, TX 77046
                                                         Carol F. Relihan
Bruce L. Crockett                                        Senior Vice President and Secretary  INVESTMENT ADVISOR
Director,
ACE Limited;                                             Gary T. Crum                         A I M Advisors, Inc.
Formerly, Director, President and                        Senior Vice President                11 Greenway Plaza
Chief Executive Officer                                                                       Suite 100
COMSAT Corporation                                       Dana R. Sutton                       Houston, TX 77046
                                                         Vice President and Treasurer
Owen Daly II                                                                                  TRANSFER AGENT
Formerly, Director,                                      Robert G. Alley
Cortland Trust, Inc.                                     Vice President                       A I M Fund Services, Inc.
                                                                                              P.O. Box 4739
Albert R. Dowden                                         Stuart W. Coco                       Houston, TX 77210-4739
Chairman, Cortland Trust, Inc. and DHJ Media, Inc.;      Vice President
and Director, Magellan Insurance Company                                                      CUSTODIAN
                                                         Melville B. Cox
Edward K. Dunn Jr.                                       Vice President                       State Street Bank and Trust Company
Formerly, Chairman, Mercantile Mortgage Corp.;                                                225 Franklin Street
Vice Chairman, President and Chief Operating Officer     Karen Dunn Kelley                    Boston, MA 02110
Mercantile-Safe Deposit & Trust Co.; and                 Vice President
President, Mercantile Bankshares                                                              COUNSEL TO THE FUND
                                                         Edgar M. Larsen
Jack M. Fields                                           Vice President                       Ballard Spahr
Chief Executive Officer,                                                                      Andrews & Ingersoll, LLP
Twenty First Century Group, Inc.;                        Mary J. Benson                       1735 Market Street
Formerly Member of the U.S. House of                     Assistant Vice President and         Philadelphia, PA 19103
Representatives                                          Assistant Treasurer
                                                                                              COUNSEL TO THE TRUSTEES
Carl Frischling                                          Sheri Morris
Partner,                                                 Assistant Vice President and         Kramer, Levin, Naftalis & Frankel LLP
Kramer, Levin, Naftalis & Frankel LLP                    Assistant Treasurer                  919 Third Avenue
                                                                                              New York, NY 10022
Prema Mathai-Davis
Member, Visiting Committee,                                                                   DISTRIBUTOR
Harvard University Graduate
School of Education, New School University.                                                   A I M Distributors, Inc.
Formerly Chief Executive Officer,                                                             11 Greenway Plaza
YWCA of the U.S.A.                                                                            Suite 100
                                                                                              Houston, TX 77046
Lewis F. Pennock
Partner, Pennock & Cooper (law firm)

Louis S. Sklar
Executive Vice President,
Development and Operations,
Hines Interests
Limited Partnership

THE AIM FAMILY OF FUNDS--Registered Trademark--

                                    EQUITY FUNDS

       DOMESTIC EQUITY FUNDS                 INTERNATIONAL/GLOBAL EQUITY FUNDS       A I M Management Group Inc. has provided
                                                                                     leadership in the mutual fund industry since
        MORE AGGRESSIVE                            MORE AGGRESSIVE                   1976 and managed approximately $171 billion
                                                                                     in assets for 9.5 million shareholders,
AIM Small Cap Opportunities(1)        AIM Latin American Growth(7)                   including individual investors, corporate
AIM Mid Cap Opportunities(1)          AIM Developing Markets                         clients and financial institutions, as of
AIM Large Cap Opportunities(2)        AIM European Small Company                     June 30, 2001.
AIM Emerging Growth                   AIM Asian Growth                                  The AIM Family of Funds--Registered
AIM Small Cap Growth                  AIM Japan Growth(8)                            Trademark-- is distributed nationwide, and
AIM Aggressive Growth                 AIM International Emerging Growth              AIM today is the seventh-largest mutual fund
AIM Mid Cap Growth                    AIM European Development                       complex in the United States in assets under
AIM Small Cap Equity                  AIM Euroland Growth                            management, according to Strategic Insight,
AIM Capital Development               AIM Global Aggressive Growth                   an independent mutual fund monitor.
AIM Constellation                     AIM International Equity                          AIM is a subsidiary of AMVESCAP PLC, one of
AIM Dent Demographic Trends           AIM International Value(4)                     the world's largest independent financial
AIM Select Equity(3)                  AIM Worldwide Spectrum                         services companies with $408 billion in
AIM Large Cap Growth                  AIM Global Trends                              assets under management as of June 30,
AIM Weingarten                        AIM Global Growth                              2001.
AIM Mid Cap Equity
AIM Value II                                       MORE CONSERVATIVE
AIM Charter
AIM Value                                        SECTOR EQUITY FUNDS
AIM Blue Chip
AIM Basic Value                                    MORE AGGRESSIVE
AIM Large Cap Basic Value
AIM Balanced                          AIM New Technology
AIM Advisor Flex(6)                   AIM Global Telecommunications and Technology
                                      AIM Global Infrastructure
      MORE CONSERVATIVE               AIM Global Resources
                                      AIM Global Financial Services
                                      AIM Global Health Care
                                      AIM Global Consumer Products and Services(7)
                                      AIM Real Estate(5)
                                      AIM Global Utilities

                                                   MORE CONSERVATIVE

                          FIXED-INCOME FUNDS

  TAXABLE FIXED-INCOME FUNDS             TAX-FREE FIXED-INCOME FUNDS

        MORE AGGRESSIVE                        MORE AGGRESSIVE

AIM Strategic Income                  AIM High Income Municipal
AIM High Yield II                     AIM Tax-Exempt Bond of Connecticut(6)
AIM High Yield                        AIM Municipal Bond
AIM Income                            AIM Tax-Free Intermediate
AIM Global Income                     AIM Tax-Exempt Cash
AIM Floating Rate
AIM Intermediate Government                  MORE CONSERVATIVE
AIM Limited Maturity Treasury
AIM Money Market

       MORE CONSERVATIVE


When assessing the degree of risk, AIM considered the following three factors: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within the particular group of The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. This order is subject to change.
(1)Closed to new investors. (2)AIM Large Cap Opportunities Fund closed to new investors Sept. 29, 2000. (3)On July 13, 2001, AIM Select Growth Fund was renamed AIM Select Equity Fund. (4)On July 1, 2001, AIM Advisor International Value Fund was renamed AIM International Value Fund. (5)On July 1, 2001, AIM Advisor Real Estate Fund was renamed AIM Real Estate Fund. (6)The fund closed to new investors August 7, 2001. (7)The fund closed to new investors August 15, 2001. (8)AIM Japan Growth Fund closed to new investors August 17, 2001. FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING THE RISKS, SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. If used as sales material after September 20, 2001, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter-end.

[DELBAR AWARDS LOGO APPEARS HERE]                       [AIM LOGO APPEARS HERE]
                                                        --Registered Trademark--
                                                        INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

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